Related Party Transactions - Additional Information (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [Line Items]
Minimum operating lease payments under non-cancellable operating leases and other commitments	¥ 54,751	¥ 49,688
Related parties [member]
Disclosure of transactions between related parties [Line Items]
Minimum operating lease payments under non-cancellable operating leases and other commitments	¥ 35,857	¥ 46,821